Long-Term Debt, Long-Term Debt Including Related Party Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Apr. 27, 2021	Jan. 22, 2021	Dec. 31, 2020
Loan Facilities [Abstract]
Long-term debt	$ 45,169,000			$ 13,450,000
Less: Deferred financing costs	(894,951)			(264,134)
Total long-term debt, net of deferred finance costs	44,274,049			13,185,866
Presented [Abstract]
Current portion of long-term debt	7,484,000			2,200,000
Less: Current portion of deferred finance costs	(330,590)			(97,963)
Current portion of long-term debt, net of deferred finance costs	7,153,410			2,102,037
Non-Current portion of long-term debt	37,685,000			11,250,000
Less: Non-Current portion of deferred finance costs	(564,361)			(166,171)
Non-Current portion of long-term debt, net of deferred finance costs	37,120,639			11,083,829
Long-term debt from related party, current	5,000,000			5,000,000
$11.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000.0
Borrowers - Issuers	Spetses- Pikachu
Long-term debt	$ 8,600,000			9,400,000
$4.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 4,500,000
Borrowers - Issuers	Bistro
Long-term debt	$ 3,750,000			4,050,000
$15.3 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 15,300,000		$ 15,300,000
Borrowers - Issuers	Pocahontas- Jumaru
Long-term debt	$ 14,819,000			0
$18.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 18,000,000.0	$ 18,000,000.0
Borrowers - Issuers	Rocket- Gamora
Long-term debt	$ 18,000,000			0
$5.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 5,000,000.0
Borrowers - Issuers	Castor
Presented [Abstract]
Long-term debt from related party, current	$ 5,000,000			$ 5,000,000